Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Allowance for doubtful accounts and for notes receivable [Member]
Valuation And Qualifying Accounts
Beginning Balance	$ 0	[1]	$ 0	[1]	$ 1	[1]
Additions Charged (Credited) To Cost and Expenses	0		0		0
Additions Other	0		0		0
Deductions	0		0		1	[2]
Ending Balance	0	[1]	0	[1]	0	[1]
Deferred Tax Asset Valuation Allowance [Member]
Valuation And Qualifying Accounts
Beginning Balance	181	[1]	144	[1]	145	[1]
Additions Charged (Credited) To Cost and Expenses	25		37		(1)
Additions Other	0		0		0
Deductions	0		0		0
Ending Balance	$ 206	[1]	$ 181	[1]	$ 144	[1]

[1]	Deducted from related assets.
[2]	(2) Represents balances written off, reclassifications, and recoveries.